SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)		Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Reserve Quantities [Line Items]
Grand Total		$ 5,358,850		$ 6,626,793	$ 11,727,375	$ 12,352,479
Adjustment [Member]
Reserve Quantities [Line Items]
Grand Total		(1,267,944)	[1]		(625,104)
Proved Developed Producing Oil and Gas Properties [Member]
Reserve Quantities [Line Items]
Grand Total		450,764		1,690,441	5,555,738	6,484,342
Cost		2,684,567		4,915,968	7,223,379	7,223,379
Accumulated depreciation, depletion and amortization		(2,233,803)		(3,225,527)	(1,667,641)	(739,037)
Changes in estimates
Proved Developed Producing Oil and Gas Properties [Member] | Adjustment [Member]
Reserve Quantities [Line Items]
Grand Total		(1,239,677)	[1]		(928,604)
Cost		(2,231,401)	[1]
Accumulated depreciation, depletion and amortization		991,724	[1]		(928,604)
Changes in estimates			[1]
Under Developed And Non Producing Oil and Gas Properties [Member]
Reserve Quantities [Line Items]
Grand Total		4,908,086		4,936,352	6,171,637	5,868,137
Cost		4,908,086		4,936,352	6,171,637	5,868,137
Changes in estimates
Under Developed And Non Producing Oil and Gas Properties [Member] | Adjustment [Member]
Reserve Quantities [Line Items]
Grand Total		(28,266)	[1]		303,500
Cost		(28,266)	[1]		303,500
Changes in estimates			[1]
White River Holdings Corp [Member]
Reserve Quantities [Line Items]
Grand Total				6,626,793		12,352,479	$ 6,135,000
White River Holdings Corp [Member] | Adjustment [Member]
Reserve Quantities [Line Items]
Grand Total	[2]			(5,725,686)		6,217,479
White River Holdings Corp [Member] | Proved Developed Producing Oil and Gas Properties [Member]
Reserve Quantities [Line Items]
Cost				4,915,968		7,223,379	166,849
Accumulated depreciation, depletion and amortization				(3,225,527)		(739,037)
Changes in estimates
Total				1,690,441		6,484,342	166,849
White River Holdings Corp [Member] | Proved Developed Producing Oil and Gas Properties [Member] | Adjustment [Member]
Reserve Quantities [Line Items]
Cost	[2]			(2,307,411)		7,056,530
Accumulated depreciation, depletion and amortization	[2]			(2,486,490)		(739,037)
Changes in estimates	[2]
Total	[2]			(4,793,901)		6,317,493
White River Holdings Corp [Member] | Undeveloped and Non Producing Oil and Gas Properties [Member]
Reserve Quantities [Line Items]
Cost				4,936,352		5,868,137	5,968,151
Changes in estimates
Total				4,936,352		5,868,137	$ 5,968,151
White River Holdings Corp [Member] | Undeveloped and Non Producing Oil and Gas Properties [Member] | Adjustment [Member]
Reserve Quantities [Line Items]
Cost	[2]			(931,785)		(100,014)
Changes in estimates	[2]
Total	[2]			$ (931,785)		$ (100,014)

[1]	Relates to dispositions of reserves, and depletion expenses.
[2]	Relates to acquisitions and dispositions of reserves.